Changes in Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2019
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss)	Changes in Accumulated Other Comprehensive Income (Loss)
The following table presents the changes in accumulated other comprehensive loss by component for the years ended December 31, 2019, 2018 and 2017 (in thousands):

	Changes related to cash flow derivative hedges	Changes in defined benefit plans	Foreign currency translation adjustments	Accumulated other comprehensive (loss) income

Accumulated comprehensive loss at January 1, 2017	$(820,850)	$(28,083)	$(67,551)	$(916,484)
Other comprehensive income (loss) before reclassifications	381,865	(6,755)	17,307	392,417
Amounts reclassified from accumulated other comprehensive loss	188,630	1,172	—	189,802
Net current-period other comprehensive income (loss)	570,495	(5,583)	17,307	582,219

Accumulated comprehensive loss at January 1, 2018	(250,355)	(33,666)	(50,244)	(334,265)
Other comprehensive income (loss) before reclassifications	(297,994)	6,156	(14,251)	(306,089)
Amounts reclassified from accumulated other comprehensive loss	11,133	1,487	—	12,620
Net current-period other comprehensive (loss) income	(286,861)	7,643	(14,251)	(293,469)

Accumulated comprehensive loss at January 1, 2019	(537,216)	(26,023)	(64,495)	(627,734)
Other comprehensive (loss) income before reclassifications	(146,108)	(20,314)	869	(165,553)
Amounts reclassified from accumulated other comprehensive loss	(5,205)	779	—	(4,426)
Net current-period other comprehensive (loss) income	(151,313)	(19,535)	869	(169,979)

Accumulated comprehensive loss at December 31, 2019	$(688,529)	$(45,558)	$(63,626)	$(797,713)
The following table presents reclassifications out of accumulated other comprehensive loss for the years ended December 31, 2019, 2018 and 2017 (in thousands):

	Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income
Details about Accumulated Other Comprehensive Loss Components	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Affected Line Item in Statements of Comprehensive Income (Loss)
Gain (loss) on cash flow derivative hedges:
Interest rate swaps	(4,289)	(10,931)	(31,603)	Interest expense, net of interest capitalized
Foreign currency forward contracts	(14,063)	(12,843)	(10,840)	Depreciation and amortization expenses
Foreign currency forward contracts	(5,080)	12,855	(9,472)	Other income (expense)
Foreign currency forward contracts	—	—	—	Other indirect operating expenses
Foreign currency collar options	—	—	(2,408)	Depreciation and amortization expenses
Fuel swaps	(1,292)	(1,580)	7,382	Other income (expense)
Fuel swaps	29,929	1,366	(141,689)	Fuel
	5,205	(11,133)	(188,630)
Amortization of defined benefit plans:
Actuarial loss	(779)	(1,487)	(1,172)	Payroll and related
	(779)	(1,487)	(1,172)
Total reclassifications for the period	$4,426	$(12,620)	$(189,802)